UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07705
                                                     ---------

                               Phoenix Asset Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,                 John H. Beers, Esq.
   Counsel and Secretary for Registrant             Vice President and Counsel
      Phoenix Life Insurance Company              Phoenix Life Insurance Company
             One American Row                            One American Row
          Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                                                                  [LOGO OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT



Phoenix Small-Mid Cap Fund













                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX ASSET TRUST  | December 31, 2007 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders .................................................      1
Glossary ................................................................      2
Disclosure of Fund Expenses .............................................      3
Phoenix Small-Mid Cap Fund ..............................................      4
Notes to Financial Statements ...........................................     12
Report of Independent Registered Public Accounting Firm .................     15
Board of Trustees' Consideration of Investment Advisory
   and Subadvisory Agreements ...........................................     16
Fund Management Tables ..................................................     18


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Asset Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED - George R. Aylward]

      We are pleased to provide this report for the fiscal year ended December 31, 2007. It includes valuable information about your Phoenix mutual fund--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.
      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.
      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.
      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.
      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.
      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you. Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JANUARY 2008

GLOSSARY


FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

RUSSELL 2500(TM) INDEX
The Russell 2500(TM) Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX ASSET TRUST



DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 1, 2007 TO DECEMBER 31, 2007)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class Ishares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending        Annualized  Expenses Paid
                    Account Value    Account Value       Expense      During
                    July 1, 2007   December 31, 2007     Ratio        Period*
--------------------------------------------------------------------------------
SMALL-MID CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class I             $1,000.00         $  950.70          1.22%      $ 6.00
Class A              1,000.00            949.50          1.47         7.22
Class B              1,000.00            946.20          2.22        10.89
Class C              1,000.00            946.30          2.22        10.89

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I              1,000.00          1,018.98          1.22         6.23
Class A              1,000.00          1,017.70          1.47         7.50
Class B              1,000.00          1,013.87          2.22        11.33
Class C              1,000.00          1,013.87          2.22        11.33

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX SMALL-MID CAP FUND


     THE PHOENIX SMALL-MID CAP FUND ("SMALL-MID CAP FUND," THE "FUND") SEEKS LONG-TERM CAPITAL APPRECIATION WITH DIVIDEND INCOME A SECONDARY CONSIDERATION.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned -0.11%, Class A shares returned -0.32%, Class B shares returned -1.04%, and Class C shares returned -1.09%. For the same period, the S&P 500(R) Index, a broad-based equitY index, returned 5.49% and the Russell 2500TM Index, the Fund's style-specific benchmark, returned 1.38%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | The stock market posted modest gains for the full year of 2007. Overall market trends included both the mid-capitalization stocks and large-capitalization stocks performing in-line with one another, while outperforming small-cap stocks, and growth stocks outpacing value stocks for the first time since 1999.

| | Sector performance clearly indicated the trends affecting the market for the year, namely the subprime mortgage collapse and its effect on consumers. The leading sectors were classic defensive sectors: Health Care, Consumer Staples, and Utilities. Energy, with the price of oil almost reaching $100 per barrel, and basic materials were strong on the weak U.S. dollar and inflation concerns as was the export-driven capital-goods sector. The poorest performing sector was Financials due to the massive credit write-downs and the deepening credit crunch; followed by sectors impacted by higher energy costs, namely Consumer Discretionary and Transportation.

| | Notwithstanding the disarray in the credit markets, companies with low-quality earnings outperformed those with high-quality earnings, as measured by S&P stock rankings. This is the fifth consecutive year of outperformance by low-quality names. Further, Russell 2500 benchmark companies financed with junk bonds were the strongest performers, up more than double the return of the overall benchmark.

| | The Phoenix Small-Mid Cap Fund underperformed its benchmark for the year due to the headwind against the Fund's high-quality investment style. The lowest ranked stocks in the benchmark were up in the mid single digits while A-ranked stocks were down double digits. However, the Fund's A-ranked stocks led the benchmark's A-ranked stocks overall, indicating the strength of the Fund's performance in the high-quality sector.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE FINANCIAL SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.


  For information regarding the indexes and certain investment terms, see the glossary on page 2.

Phoenix Small-Mid Cap Fund                                       TICKER SYMBOLS:
                                                                 I Share: PKSFX
                                                                 A Share: PKSAX
                                                                 B Share: PKSBX
                                                                 C Share: PKSCX


AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 12/31/07
-------------------------------------------------------------------------------------------------
                                                                      Inception       Inception
                               1 year      5 years      10 years     to 12/31/07         Date
-------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV(2)       -0.11%       10.71%        7.97%           --                --
CLASS A SHARES AT NAV(2)       -0.32        10.43           --          8.42%          8/30/02
CLASS A SHARES AT POP(3,4)     -6.05         9.13           --          7.23           8/30/02
CLASS B SHARES AT NAV(2)       -1.04         9.66           --          7.66           8/30/02
CLASS B SHARES WITH CDSC(4)    -4.55         9.66           --          7.66           8/30/02
CLASS C SHARES AT NAV(2)       -1.09         9.68           --          7.68           8/30/02
CLASS C SHARES WITH CDSC(4)    -1.09         9.68           --          7.68           8/30/02
S&P 500(R) INDEX                5.49        12.83         5.92        NOTE 5            NOTE 5
RUSSELL 2500(TM) INDEX          1.38        16.99         9.01        NOTE 6            NOTE 6

FUND EXPENSE RATIOS(7): I SHARES: 1.22%; A SHARES: 1.47%; B SHARES: 2.22%; C SHARES: 2.22%.


         ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 11.26% FOR CLASS A, CLASS B, CLASS C SHARES (SINCE 8/30/02).
(6) INDEX PERFORMANCE IS 15.43% FOR CLASS A, CLASS B, CLASS C SHARES (SINCE 8/30/02).
(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.


GROWTH OF $10,000 for periods ending 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

          Phoenix Small-Mid Cap
              Fund Class I      Russell 2500(TM) Index         S&P 500(R) Index
12/31/97        10,000                   10,000                      10,000
12/31/98        11,617                   10,038                      12,876
12/31/99        12,039                   12,462                      15,597
12/29/00        15,021                   12,994                      14,164
12/31/01        15,982                   13,153                      12,482
12/31/02        12,948                   10,812                       9,723
12/31/03        16,407                   15,733                      12,515
12/31/04        18,691                   18,611                      13,875
12/30/05        19,242                   20,120                      14,558
12/29/06        21,560                   23,373                      16,856
12/31/07        21,537                   23,694                      17,782



SECTOR WEIGHTINGS as of 12/31/07*
----------------------------------------------------------------

Financials                                  20%
Industrials                                 18%
Information Technology                      17%
Energy                                       8%
Health Care                                  8%
Materials                                    5%
Consumer Staples                             4%
Other (includes short-term investments)     20%
----------------------------------------------------------------
* % of total investments as of December 31, 2007.



  For information regarding the indexes and certain investment terms, see the glossary on page 2.

Phoenix Small-Mid Cap Fund


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007



                                                          SHARES     VALUE
                                                         --------  -----------
DOMESTIC COMMON STOCKS--99.8%

AEROSPACE & DEFENSE--1.3%
Ceradyne, Inc.(b)(c) ..............................       21,000  $   985,530

APPLICATION SOFTWARE--5.2%
Jack Henry & Associates, Inc.(c) ..................      167,815    4,084,617

ASSET MANAGEMENT & CUSTODY BANKS--4.5%
Eaton Vance Corp.(c) ..............................       78,000    3,541,980

DATA PROCESSING & OUTSOURCED SERVICES--3.3%
NeuStar, Inc. Class A(b)(c) .......................       90,000    2,581,200

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--5.1%
Copart, Inc.(b) ...................................       95,100    4,046,505

ELECTRONIC EQUIPMENT MANUFACTURERS--3.5%
Mettler-Toledo International, Inc.(b) .............       24,500    2,788,100

ENVIRONMENTAL & FACILITIES SERVICES--4.2%
Stericycle, Inc.(b) ...............................       55,200    3,278,880

HEALTH CARE SERVICES--5.1%
Pediatrix Medical Group, Inc.(b) ..................       58,500    3,986,775

HEALTH CARE SUPPLIES--4.3%
Immucor, Inc.(b)(c) ...............................      100,000    3,399,000

HOUSEHOLD PRODUCTS--4.8%
Church & Dwight Co., Inc.(c) ......................       69,500    3,757,865

INDUSTRIAL CONGLOMERATES--3.6%
Teleflex, Inc. ....................................       45,610    2,873,886

INDUSTRIAL MACHINERY--4.3%
Donaldson Co., Inc.(c) ............................       73,200    3,395,016



                                                         SHARES      VALUE
                                                        --------  -----------
INSURANCE BROKERS--4.4%
Brown & Brown, Inc.(c) ............................      148,600   $3,492,100

INTERNET SOFTWARE & SERVICES--3.4%
Digital River, Inc.(b)(c) .........................       80,000    2,645,600

OFFICE ELECTRONICS--1.6%
Zebra Technologies Corp. Class A(c) ...............       36,300    1,259,610

OFFICE SERVICES & SUPPLIES--3.7%
Mine Safety Appliances Co.(c) .....................       56,000    2,904,720

OIL & GAS EQUIPMENT & SERVICES--5.2%
Exterran Holdings, Inc.(b)(c) .....................       50,200    4,106,360

OIL & GAS REFINING & MARKETING--4.3%
World Fuel Services Corp.(c) ......................      118,000    3,425,540

PAPER PACKAGING--3.6%
Bemis Co., Inc.(c) ................................      102,800    2,814,664

PROPERTY & CASUALTY INSURANCE--5.5%
Philadelphia Consolidated Holding Co.(b) ..........      110,000    4,328,500

REGIONAL BANKS--4.7%
UCBH Holdings, Inc.(c) ............................      261,000    3,695,760

REINSURANCE--4.9%
Reinsurance Group of America, Inc.(c) .............       72,900    3,825,792

SEMICONDUCTORS--3.8%
Microchip Technology, Inc.(c) .....................       96,000    3,016,320

SPECIALIZED CONSUMER SERVICES--2.4%
Jackson Hewitt Tax Service, Inc.(c) ...............       60,000    1,905,000



                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund



                                                         SHARES      VALUE
                                                        --------  -----------
SPECIALTY CHEMICALS--3.1%
Valspar Corp. (The)(c) ............................      109,040  $ 2,457,762
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $61,933,972)                                      78,597,082
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $61,933,972)                                      78,597,082
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.4%

MONEY MARKET MUTUAL FUNDS--21.4%
State Street Navigator Prime Plus
(4.88% seven-day effective yield)(d) ..............   16,886,662   16,886,662
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,886,662)                                      16,886,662
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--121.2%
(IDENTIFIED COST $78,820,634) .....................                95,483,744(a)

Other assets and liabilities, net--(21.2)%                        (16,699,084)
                                                                  -----------
NET ASSETS--100.0% ................................               $78,784,660
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,222,768 and gross depreciation of $4,559,658 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $78,820,634.
(b)  Non-income producing.
(c)  All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.


                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007


ASSETS
Investment securities at value
  including $16,630,060 of securities on loan
  (Identified cost $78,820,634)                            $95,483,744
Receivables
  Investment securities sold                                   519,674
  Fund shares sold                                             151,262
  Dividends                                                     38,320
Prepaid expenses                                                23,920
Other assets                                                    20,304
                                                           -----------
        Total assets                                        96,237,224
                                                           -----------
LIABILITIES
Cash overdraft                                                 185,875
Payables
  Fund shares repurchased                                      222,854
  Upon return of securities loaned                          16,886,662
  Investment advisory fee                                       59,090
  Professional fee                                              22,642
  Transfer agent fee                                            22,548
  Trustee deferred compensation plan                            20,304
  Distribution and service fees                                 15,000
  Administration fee                                             6,061
  Trustees' fee                                                    804
  Other accrued expenses                                        10,724
                                                           -----------
        Total liabilities                                   17,452,564
                                                           -----------
NET ASSETS                                                 $78,784,660
                                                           ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $59,743,101
Accumulated net investment loss                                 (4,137)
Accumulated net realized gain                                2,382,586
Net unrealized appreciation                                 16,663,110
                                                           -----------
NET ASSETS                                                 $78,784,660
                                                           ===========
CLASS I
Net asset value and offering price per share                    $17.60
Shares of beneficial interest outstanding,
  no par value, unlimited authorization                      2,415,885
Net Assets                                                 $42,524,670

CLASS A
Net asset value per share                                       $17.31
Offering price per share $17.31/(1-5.75%)                       $18.37
Shares of beneficial interest outstanding,
  no par value, unlimited authorization                      1,474,851
Net Assets                                                 $25,533,585

CLASS B
Net asset value and offering price per share                    $16.48
Shares of beneficial interest outstanding,
  no par value, unlimited authorization                        129,643
Net Assets                                                 $ 2,136,258

CLASS C
Net asset value and offering price per share                    $16.50
Shares of beneficial interest outstanding,
  no par value, unlimited authorization                        520,545
Net Assets                                                 $ 8,590,147




                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


INVESTMENT INCOME
Dividends                                                  $   742,565
Interest                                                        33,377
Security lending                                                29,211
                                                           -----------
        Total investment income                                805,153
                                                           -----------
EXPENSES
Investment advisory fee                                        835,221
Service fees, Class A                                           76,089
Distribution and service fees, Class B                          26,315
Distribution and service fees, Class C                         103,887
Administration fee                                              82,222
Transfer agent                                                 123,258
Registration                                                    45,003
Professional                                                    29,364
Printing                                                        24,401
Custodian                                                       17,870
Trustees                                                         8,755
Miscellaneous                                                   15,619
                                                           -----------
        Total expenses                                       1,388,004
Custodian fees paid indirectly                                    (220)
                                                           -----------
        Net expenses                                         1,387,784
                                                           -----------
NET INVESTMENT INCOME (LOSS)                                  (582,631)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     10,754,941
Net change in unrealized appreciation (depreciation)
  on investments                                            (9,319,099)
                                                           -----------
NET GAIN (LOSS) ON INVESTMENTS                               1,435,842
                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $   853,211
                                                           ===========


                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended           Year Ended
                                                                           December 31, 2007     December 31, 2006
                                                                          -------------------   -------------------
FROM OPERATIONS
  Net investment income (loss)                                                $    (582,631)       $   (621,961)
  Net realized gain (loss)                                                       10,754,941          22,671,597
  Net change in unrealized appreciation (depreciation)                           (9,319,099)         (8,461,685)
                                                                              -------------        ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         853,211          13,587,951
                                                                              -------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains, Class I                                           (149,373)                 --
  Net realized short-term gains, Class A                                            (84,235)                 --
  Net realized short-term gains, Class B                                             (7,465)                 --
  Net realized short-term gains, Class C                                            (29,301)                 --
  Net realized long-term gains, Class I                                          (5,038,244)        (12,045,753)
  Net realized long-term gains, Class A                                          (3,015,251)         (6,157,413)
  Net realized long-term gains, Class B                                            (261,193)           (579,514)
  Net realized long-term gains, Class C                                          (1,046,686)         (2,225,067)
                                                                              -------------        ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (9,631,748)        (21,007,747)
                                                                              -------------        ------------
FROM SHARE TRANSACTIONS
CLASS I
  Proceeds from sales of shares (136,287 and 290,657 shares, respectively)        2,729,705           6,427,115
  Net asset value of shares issued from reinvestment of distributions
    (241,646 and 474,937 shares, respectively)                                    4,464,678           9,449,423
  Cost of shares repurchased (1,228,489 and 1,173,052 shares, respectively)     (24,464,841)        (25,763,124)
                                                                              -------------        ------------
Total                                                                           (17,270,458)         (9,886,586)
                                                                              -------------        ------------
CLASS A
  Proceeds from sales of shares (189,817 and 282,193 shares, respectively)        3,746,428           6,138,788
  Net asset value of shares issued from reinvestment of distributions
    (148,822 and 260,921 shares, respectively)                                    2,703,047           5,128,908
  Cost of shares repurchased (579,134 and 632,842 shares, respectively)         (11,423,376)        (13,817,508)
                                                                              -------------        ------------
Total                                                                            (4,973,901)         (2,549,812)
                                                                              -------------        ------------
CLASS B
  Proceeds from sales of shares (14,134 and 18,506 shares, respectively)            266,703             385,085
  Net asset value of shares issued from reinvestment of distributions
    (12,845 and 24,781 shares, respectively)                                        223,185             471,043
  Cost of shares repurchased (58,539 and 73,666 shares, respectively)            (1,116,264)         (1,563,990)
                                                                              -------------        ------------
Total                                                                              (626,376)           (707,862)
                                                                              -------------        ------------
CLASS C
  Proceeds from sales of shares (93,088 and 127,069 shares, respectively)         1,746,798           2,617,638
  Net asset value of shares issued from reinvestment of distributions
    (43,297 and 82,198 shares, respectively)                                        750,891           1,562,620
  Cost of shares repurchased (235,790 and 270,816 shares, respectively)          (4,477,969)         (5,723,375)
                                                                              -------------        ------------
Total                                                                            (1,980,280)         (1,543,117)
                                                                              -------------        ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (24,851,015)        (14,687,377)
                                                                              -------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                         (33,629,552)        (22,107,173)
NET ASSETS
  Beginning of period                                                           112,414,212         134,521,385
                                                                              -------------        ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(4,137)
    AND $(705), RESPECTIVELY)                                                 $  78,784,660        $112,414,212
                                                                              =============        ============

                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS I
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005           2004            2003
Net asset value, beginning of period                 $19.70           $21.31           $20.70         $18.17          $14.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (2)                    (0.08)           (0.07)           (0.04)         (0.06)          (0.05)
  Net realized and unrealized gain (loss)              0.11             2.55             0.65           2.59            3.88
                                                     ------           ------           ------        -------          ------
        TOTAL FROM INVESTMENT OPERATIONS               0.03             2.48             0.61           2.53            3.83
                                                     ------           ------           ------        -------          ------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------        -------          ------
        TOTAL DISTRIBUTIONS                           (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------        -------          ------
Change in net asset value                             (2.10)           (1.61)            0.61           2.53            3.83
                                                     ------           ------           ------        -------          ------
NET ASSET VALUE, END OF PERIOD                       $17.60           $19.70           $21.31        $ 20.70          $18.17
                                                     ======           ======           ======        =======          ======
Total return                                          (0.11)%          12.05 %           2.95 %        13.92 %         26.71 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $42,525          $64,361          $78,290        $92,838        $103,269
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.20 %           1.22 %           1.17 %         1.15 %          1.26 %
  Net investment income (loss)                        (0.38)%          (0.30)%          (0.18)%        (0.32)%         (0.35)%
Portfolio turnover                                       18 %             26 %             22 %           16 %            17 %

                                                                                     CLASS A
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005           2004            2003
Net asset value, beginning of period                 $19.46           $21.15           $20.59         $18.12          $14.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (2)                    (0.12)           (0.12)           (0.09)         (0.10)          (0.09)
  Net realized and unrealized gain (loss)              0.10             2.52             0.65           2.57            3.87
                                                     ------           ------           ------         ------          ------
        TOTAL FROM INVESTMENT OPERATIONS              (0.02)            2.40             0.56           2.47            3.78
                                                     ------           ------           ------         ------          ------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
        TOTAL DISTRIBUTIONS                           (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
Change in net asset value                             (2.15)           (1.69)            0.56           2.47            3.78
                                                     ------           ------           ------         ------          ------
NET ASSET VALUE, END OF PERIOD                       $17.31           $19.46           $21.15         $20.59          $18.12
                                                     ======           ======           ======         ======          ======
Total return (1)                                      (0.32)%          11.70 %           2.72 %        13.63%          26.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $25,534          $33,383          $38,170        $73,825         $39,656
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.45 %           1.47 %           1.42 %         1.41%           1.51%
  Net investment income (loss)                        (0.63)%          (0.55)%          (0.45)%        (0.55)%         (0.60)%
Portfolio turnover                                       18 %             26 %             22 %           16%             17%


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.



                       See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS B
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005           2004            2003
Net asset value, beginning of period                 $18.76           $20.67           $20.27         $17.94          $14.30
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (2)                    (0.26)           (0.28)           (0.23)         (0.24)          (0.20)
  Net realized and unrealized gain (loss)              0.11             2.46             0.63           2.57            3.84
                                                     ------           ------           ------         ------          ------
        TOTAL FROM INVESTMENT OPERATIONS              (0.15)            2.18             0.40           2.33            3.64
                                                     ------           ------           ------         ------          ------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
        TOTAL DISTRIBUTIONS                           (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
Change in net asset value                             (2.28)           (1.91)            0.40           2.33            3.64
                                                     ------           ------           ------         ------          ------
NET ASSET VALUE, END OF PERIOD                       $16.48           $18.76           $20.67         $20.27          $17.94
                                                     ======           ======           ======         ======          ======
Total return (1)                                      (1.04)%          10.88 %           1.97 %        12.99 %         25.45 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)              $2,136           $3,024           $3,960         $4,404          $2,709
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.20 %           2.22 %           2.19 %         2.16 %          2.26 %
  Net investment income (loss)                        (1.39)%          (1.30)%          (1.19)%        (1.31)%         (1.35)%
Portfolio turnover                                       18 %             26 %             22 %           16 %            17 %


                                                                                     CLASS C
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005           2004            2003
Net asset value, beginning of period                 $18.79           $20.69           $20.30         $17.96          $14.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (2)                    (0.26)           (0.28)           (0.23)         (0.24)          (0.20)
  Net realized and unrealized gain (loss)              0.10             2.47             0.62           2.58            3.85
                                                     ------           ------           ------         ------          ------
        TOTAL FROM INVESTMENT OPERATIONS              (0.16)            2.19             0.39           2.34            3.65
                                                     ------           ------           ------         ------          ------
LESS DISTRIBUTIONS
  Distributions from net realized gains               (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
TOTAL DISTRIBUTIONS                                   (2.13)           (4.09)              --             --              --
                                                     ------           ------           ------         ------          ------
Change in net asset value                             (2.29)           (1.90)            0.39           2.34            3.65
                                                     ------           ------           ------         ------          ------
NET ASSET VALUE, END OF PERIOD                       $16.50           $18.79           $20.69         $20.30          $17.96
                                                     ======           ======           ======         ======          ======
Total return (1)                                      (1.09)%          10.93 %           1.92%         13.03 %         25.59 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)              $8,590          $11,646          $14,102        $17,845         $12,565
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.20 %           2.22 %           2.19%          2.16 %          2.26 %
  Net investment income (loss)                        (1.38)%          (1.30)%          (1.19)%        (1.31)%         (1.35)%
Portfolio turnover                                       18 %             26 %             22%            16 %            17 %


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.



                       See Notes to Financial Statements

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


1. ORGANIZATION
     Phoenix Asset Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

     As of the date of this shareholder report one fund is offered for sale. The Phoenix Small-Mid Cap Fund (the "Fund") offers Class I, Class A, Class B and Class C shares for sale.

     Class I shares (formerly Class X shares) are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Fund will be adopting SFAS 157 effective with the 3/31/08 reporting on the financial statements.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2007) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Fund's financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for the Fund.

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. SECURITY LENDING:
     The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     At December 31, 2007, the Fund had securities on loan as follows:

                                          Collateral
          Market   -------------------------------------------------------------
          Value              Cash             U.S. Government Securities
       -------------      ------------    --------------------------------------
        $16,630,060       $16,886,662                   $61,405

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the annual rate of 0.85% of the average daily net assets of the Fund.

     Kayne Anderson Rudnick Investment Management, LLC ("Kayne"), an affiliate of PIC, is the subadviser to the Fund.

     As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2007, as follows:

          Class A            Class B           Class C
         Net Selling        Deferred           Deferred
         Commissions       Sales Charges    Sales Charges
         ------------     ---------------   -------------
           $1,230             $6,316           $1,573

     In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended December 31, 2007, the Trust incurred administration fees totaling $82,222.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2007, transfer agent fees were $123,258 as reported in the Statement of Operations.

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2007.


4. PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended December 31, 2007, were as follows:

           Purchases             Sales
         -------------       -------------
           $16,967,687         $51,386,984

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2007.

5. CREDIT RISK AND ASSET CONCENTRATIONS

     The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (CONTINUED)

6. INDEMNIFICATIONS
     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

7. REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of these matters will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation), which are disclosed in the Schedule of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

            Undistributed            Undistributed
              Ordinary                 Long-Term
              Income                 Capital Gains
         ---------------          -----------------
            $      --                 $2,382,586

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. For the year ended December 31, 2007, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

         Capital Paid
           in on
          Shares of         Accumulated         Undistributed
          Beneficial        Net Realized       Net Investment
           Interest         Gain (Loss)         Income (Loss)
         -------------    ---------------    -----------------
           $1,998,143       $(2,577,342)          $579,199

10. PLAN OF REORGANIZATION
     On November 15, 2007, the Board of Trustees of the Trust approved the reorganization of Phoenix Small-Mid Cap Fund (the "Predecessor Fund"), into a newly created fund named Phoenix Small-Mid Cap Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 10, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

11. SUBSEQUENT EVENT
     On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds, Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent, and Kayne Anderson Rudnick Investment Management, LLC, subadviser to the Fund, are also intended to be a part of the spin-off.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
For the fiscal year ended December 31, 2007, the Fund designates $10,546,543 as long term capital gains dividends.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[PRICEWATERHOUSECOOPERS LOGO OMITTED]


To the Board of Trustees of
Phoenix Asset Trust and Shareholders of
Phoenix Small-Mid Cap Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Small-Mid Cap Fund (constituting Phoenix Asset Trust, hereafter referred to as the "Trust") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
February 21, 2008

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-MID CAP FUND (THE "FUND")
DECEMBER 31, 2007 (UNAUDITED)


     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix Family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or sub-adviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisers, including (a) PIC's ability to select and monitor the sub-advisers; (b) PIC's ability to provide the services necessary to monitor the sub-advisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-adviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

     With respect to the sub-advisory Agreements, the Board noted that each sub-adviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-adviser's investment management process, including (a) the experience, capability and integrity of the sub-adviser's management and other personnel committed by the sub-adviser to manage its respective Fund(s); (b) the financial position of the sub-adviser; (c) the quality and commitment of the sub-adviser's regulatory and legal compliance policies, procedures and systems; and (d) the sub-adviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-adviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisers as necessary, with a view toward improving Fund performance over the long term.

While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented


----------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-MID CAP FUND (THE "FUND")
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

     After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-adviser would be replaced in a timely manner.

     PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

     The Board did not separately review profitability information for each sub-adviser, noting that the sub-advisory fees are paid by PIC rather than the Funds.

     MANAGEMENT FEE AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

     ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-adviser level.

FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of December 31, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                      Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
YOB: 1929                             Director, Urstadt Biddle Property Corp. (license monitor)
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne                   Retired.
YOB: 1929
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries                   Retired.
YOB: 1930
Elected: 1995
57 Funds
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                      Managing Director, Almanac Capital Management (commodities business) (since
YOB: 1939                             2007). Partner, Stonington Partners, Inc. (private equity firm)
Elected: 1980                         (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara                 Retired. Managing Director, U.S. Trust Company of New York (private bank)
YOB: 1951                             (1982-2006).
Elected: 2001
56 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                        Managing Director, Wydown Group (consulting firm) (1994-present). Chairman,
YOB: 1946                             Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.) (financial
Elected: 1993                         services) (1997-2006). Director, Stifel Financial. Chairman and Trustee,
54 Funds                              John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson Castle Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson                   Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck               Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (since
YOB: 1942                             2007). Director, The JP Morgan European Investment Trust (1998-present),
Elected: 2006                         Galapagos N.V. (biotechnology) (2005-present). Director, EASDAQ (Chairman)
54 Funds                              (2001-present), Groupe SNEF (electrical and electronic installation)
                                      (1998-present). Managing Director, Almanij N.V. (financial holding company)
                                      (1992-2003). Director, KBC Bank and Insurance Holding Company (1992-2003),
                                      KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank S.A.
                                      Luxembourgeoise (1992-2003), Investco N.V. (private equity company)
                                      (1992-2003), Gevaert N.V. (industrial holding company) (1992-2003), Fidea
                                      N.V. (insurance company) (1992-2003), Almafin N.V. (real estate investment company) (1992-2003), Centea N.V. (savings bank) (1992-2003), Degussa
                                      Antwerpen N.V. (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone
                                      Corp. (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                              INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)                  Senior Executive Vice President and President, Asset Management (since
YOB: 1964                             2007), Senior Vice President and Chief Operating Officer, Asset Management
Elected: 2006                         (2004-2007), Vice President (2001-2004), The Phoenix Companies, Inc.
56 Funds                              Director and President (2006-present), Chief Operating Officer
                                      (2004-present), Executive Vice President (2004-2006), Vice President,
                                      Finance, (2001-2002), Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President
                                      (2006-present), Executive Vice President (2004-2006), the Phoenix Funds
                                      Family. Chairman, President and Chief Executive Officer, The Zweig Fund
                                      Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)                Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
YOB: 1934
Elected: 2005
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)               Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group
YOB: 1946                             International Holdings Ltd. and World Trust Fund and KBC Asset Management
Elected: 1999                         Ltd.
74 Funds
Chairman
------------------------------------------------------------------------------------------------------------------------------------


(1) Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the 1940 Act, by reason of her former position as Director of the Phoenix Companies, Inc. and Phoenix Life Insurance Company. Subsequent to the period being reported, Ms. LaMarche retired from the Trust's Board of Trustees, so she no longer serves as a Trustee of the Trust.
(3) Mr. McLoughlin is treated as an "interested person," as defined in the 1940 Act, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
  NAME, ADDRESS AND               TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                     TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                 Senior Vice President since 2006.          Assistant Treasurer (2001-present), Phoenix Equity
YOB: 1952                                                                   Planning Corporation. Vice President (2003-2007),
                                                                            Vice President, Head of Asset Management
                                                                            Operations (since 2007), Phoenix Investment
                                                                            Partners, Ltd. Ms. Curtiss is also Treasurer of
                                                                            various other investment companies within the
                                                                            Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                     Vice President and Chief Compliance        Chief Compliance Officer, Zweig-DiMenna Associates
c/o Zweig-DiMenna                Officer since 2004.                        LLC (1989-present). Vice President, The Zweig
Associates, LLC                                                             Total Return Fund, Inc. (2004-present). Vice
900 Third Avenue                                                            President, The Zweig Fund, Inc. (2004-present).
New York, NY 10022                                                          President and Director of Watermark Securities,
YOB: 1945                                                                   Inc. (1991-present). Assistant Secretary, Gotham
                                                                            Advisors Inc. (1990-2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley               Chief Financial Officer and Treasurer      Vice President, Fund Administration
YOB: 1972                        since 2005.                                (2007-present), Second Vice President, Fund
                                                                            Control & Tax (2004-2006), Phoenix Investment
                                                                            Partners, Ltd. Vice President, Chief Financial
                                                                            Officer, Treasurer and Principal Accounting
                                                                            Officer or Chief Financial Officer and Treasurer
                                                                            (2005-present), Assistant Treasurer (2004-2006),
                                                                            certain funds within the Phoenix Fund Complex.
                                                                            Senior Manager, Audit, Deloitte & Touche, LLP
                                                                            (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                    Vice President, Chief Legal Officer,       Vice President and Counsel, Phoenix Life Insurance
One American Row                 Counsel and Secretary since 2005.          Company (2005-present). Compliance Officer of
Hartford, CT 06102                                                          Investments and Counsel, Travelers Life & Annuity
YOB: 1954                                                                   Company (January 2005-May 2005). Assistant General
                                                                            Counsel, The Hartford Financial Services Group
                                                                            (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services        1-800-243-1574
Advisor Consulting Group    1-800-243-4361
Telephone Orders            1-800-367-5877
Text Telephone              1-800-243-1926
Web site                    PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

         (This page has been left blank intentionally.)

         (This page has been left blank intentionally.)

[LOGO OMITTED]
PHOENIX

                                                           -----------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793
                                                           -----------------

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP1813                                                                     2-08
BPD33928



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,400 for 2007 and $56,300 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $1,000 for 2007 and $5,000 for 2006. This represents the review of the semi-annual financial statements.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 for 2007 and $19,300 for 2006.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Asset Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) 100% for 2007 and 100% for 2006

                (c) 100% for 2007 and 100% for 2006

                (d) Not applicable for 2007 and not applicable for 2006

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $660,559 for 2007 and $961,830 for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Asset Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         March 7, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         March 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         March 7, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.